Business Combination	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization [Abstract]
Business Combination
3.	Business Combination

The Business Combination was accounted for as a reverse recapitalization as Legacy Oklo was determined to be the accounting acquirer. Under this method of accounting, AltC is treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the Business Combination is treated as the equivalent of Legacy Oklo issuing stock for the net assets of AltC, accompanied by a recapitalization (the “recapitalization”). The net assets of AltC are stated at historical cost, with no goodwill or other intangible assets recorded. Results of operations prior to the Business Combination are presented as belonging to Legacy Oklo. The recapitalization had no effect on reported net loss, cash flows, or total assets as previously reported.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of stockholders’ equity (deficit) for the year ended December 31, 2024:

Cash proceeds from recapitalization	$276,210
Add: accrued interest receivable	44
Add: advance to Legacy Oklo	1,830
Add: prepaid expenses	4
Less: transaction costs and advisor fees paid	(14,662)
Less: advisor fees for Earnout Shares	(1,906)
Cash and other assets acquired from the Business Combination	261,520
Less: accounts payable	(12)
Less: accrued expenses	(45)
Less: excise tax payable	(2,159)
Less: income taxes payable	(349)
Net assets from the Business Combination recorded on the consolidated stockholders’ equity (deficit)	$258,955

Earnout Awards – Earnout Shares and Founder Shares

In connection with the Business Combination, the Company issued the following earnout awards:

Earnout Shares – Pursuant to a sponsor letter agreement (the “Sponsor Agreement”), AltC Sponsor LLC (the “Sponsor”) agreed to subject 10% of its AltC Class A common stock (received as a result of the conversion of its AltC Class B common stock (as described in Note 11) immediately prior to the Closing, such shares, the “AltC founder shares”) to vesting and forfeiture conditions relating to, among other things, price targets for the Company’s Class A common stock for a time period commencing on the Closing and ending on the earlier of (i) the five-year anniversary of the Closing Date and (ii) a Change in Control (a “Change in Control” as defined in the Merger Agreement) (such period, the “Earnout Period”).

All persons that held one or more shares of Legacy Oklo common stock immediately prior to the Closing (after giving effect to the conversion of the Legacy Oklo Preferred Stock (as described in Note 10) and Legacy Oklo SAFEs (as described in Note 7)), and all persons that held one or more vested Legacy Oklo options immediately prior to the Closing are eligible (the “Eligible Legacy Oklo equity holders”) to receive an aggregate of 15,000,000 additional shares of Class A common stock (the “Earnout Shares”) in three separate tranches upon the occurrence of each Earnout Triggering Event during the Earnout Period as follows:

●	Earnout Triggering Event I required the issuance of 7,500,000 Class A common stock to Eligible Legacy Oklo equity holders at the earlier of the following during the Earnout Period: (i) the stock trading price is equal to or greater than $12.00 per share for 20 trading days within a 60 consecutive trading day period or (ii) a Change in Control of Oklo pursuant to which holders of Class A common stock have the right to receive consideration implying a value per share greater than or equal to $12.00 after (a) taking into account the dilutive effect of any Earnout Shares that have been or would be issued at Earnout Triggering Event I and (b) excluding any AltC founder shares that have been or would be forfeited pursuant to the Sponsor Agreement;
●	Earnout Triggering Event II required the issuance of 5,000,000 Class A common stock to Eligible Legacy Oklo equity holders at the earlier of the following during the Earnout Period: (i) the stock trading price is equal to or greater than $14.00 per share for 20 trading days within a 60 consecutive trading day period or (ii) a Change in Control of Oklo pursuant to which holders of Class A common stock have the right to receive consideration implying a value per share greater than or equal to $14.00 after (a) taking into account the dilutive effect of any Earnout Shares that have been or would be issued at Earnout Triggering Event II, and, if applicable, Earnout Triggering Event I, and (b) excluding any AltC founder shares that have been or would be forfeited pursuant to the Sponsor Agreement; and;
●	Earnout Triggering Event III required the issuance of 2,500,000 Class A common stock to Eligible Legacy Oklo equity holders at the earlier of the following during the Earnout Period: (i) the stock trading price is equal to or greater than $16.00 per share for 20 trading days within a 60 consecutive trading day period or (ii) a Change in Control of Oklo pursuant to which holders of Class A common stock have the right to receive consideration implying a value per share greater than or equal to $16.00 after (a) taking into account the dilutive effect of any Earnout Shares that have been or would be issued at Earnout Triggering Event III, and, if applicable, Earnout Triggering Event I and Earnout Triggering Event II, and (b) excluding any AltC founder shares that have been or would be forfeited pursuant to the Sponsor Agreement.

Each Earnout Triggering Event was subject to certain conditions and other provisions. The stock trading price, as described above, was based upon the closing price per share of Class A common stock, as quoted on the NYSE for any 20 trading days within any 60 consecutive trading day period within the Earnout Period (the “stock trading price”). If any of the Earnout Triggering Events, as described in the foregoing, were not achieved within the Earnout Period, the Earnout Shares issuable upon the occurrence of the applicable Earnout Triggering Event would have been forfeited.

Founder Shares – At the Closing, the AltC founder shares unvested and will revest over a five-year period following the Closing (the “Vesting Period”), up to 12,500,000 shares of Class A common stock (the “Founder Shares”), in the aggregate in four tranches upon the occurrence of each Vesting Triggering Event as follows:

●	Vesting Trigger Event I required the vesting of 6,250,000 of the Founder Shares when the stock trading price equals or exceeds $10.00 per share for 20 trading days within a 60 consecutive trading day period or in the event of a Sale (as defined in the Sponsor Agreement) of Oklo pursuant to which holders of Class A common stock paid or implied in such Sale equals or exceeds $10.00 per share;
●	Vesting Trigger Event II required the vesting of 3,125,000 of the Founder Shares when the stock trading price equals or exceeds $12.00 per share for 20 trading days within a 60 consecutive trading day period or in the event of a Sale of Oklo pursuant to which holders of Class A common stock paid or implied in such Sale equals or exceeds $12.00 per share;
●	Vesting Trigger Event III required the vesting of 1,562,500 of the Founder Shares when the stock trading price equals or exceeds $14.00 per share for 20 trading days within a 60 consecutive trading day period or in the event of a Sale of Oklo pursuant to which holders of Class A common stock paid or implied in such Sale equals or exceeds $14.00 per share; and
●	Vesting Trigger Event IV required the vesting of 1,562,500 of the Founder Shares when the stock trading price equals or exceeds $16.00 per share for 20 trading days within a 60 consecutive trading day period or in the event of a Sale of Oklo pursuant to which holders of Class A common stock paid or implied in such Sale equals or exceeds $16.00 per share.

Each Vesting Triggering Event was subject to certain conditions. In each case, the price paid or implied in such Sale was to be determined after (i) taking into account the dilutive effect of any Earnout Shares that would have been issued at Earnout Triggering Event I, Earnout Triggering Event II and Earnout Triggering Event III, as applicable, and (ii) excluding any Founder Shares that would have been forfeited pursuant to the Sponsor Agreement (i.e., the unvested Founder Shares that did not vest upon the occurrence of a Sale will be forfeited immediately prior to the closing of such Sale). If any of the Vesting Triggering Events, as described in the foregoing, were not achieved within the Vesting Period, the Founder Shares would have been forfeited.

The Earnout Shares, excluding those attributable to the Legacy Oklo vested option holders, and the Founder Shares are referred to as the “Earnout Awards.”

Accounting for the Earnout Awards – The Earnout Shares, exclusive of Earnout Shares attributable to the Legacy Oklo vested options at Closing as further described below, and the Founder Shares were recorded at fair value at Closing of the Business Combination and equity classified. Upon closing of the Business Combination, the estimated fair value of the Earnout Shares and Founder Shares was $261,716 and $226,219, respectively. Because the Business Combination is accounted for as a reverse recapitalization, the fair value of the Earnout Shares was treated as a deemed dividend at the measurement date and the fair value of the Founder Shares were recorded as transaction costs. As the Company is in an accumulated deficit position as of the measurement date, the Company recorded the issuance of the Earnout Shares in additional paid-in capital (“APIC”), with a corresponding offset recorded to APIC, resulting in a net-nil impact on the APIC balance. The Company recorded the issuance of the Founder Shares as a transaction cost in APIC. For the Earnout Shares attributable to the Legacy Oklo vested options, where each Legacy Oklo vested option holder will receive a pro rata share of the Earnout Shares as if their Legacy Oklo vested options were outstanding at the Closing of the Business Combination pursuant to the applicable Earnout Triggering Event, the consolidated statement of operations reflects a noncash stock-based compensation expense of $7,784 representing the incremental costs of the modification of Legacy Oklo’s awards for the vested options holders’ contingent right to receive a pro rata share of the Earnout Shares recorded at the Closing.

Issuance of Class A Common Stock Related to the Earnout Awards – After the Business Combination and during the year ended December 31, 2024, the Company issued: (1) 14,266,446 shares of its Class A common stock underlying the Earnout Shares where the related Earnout Triggering Events were met between November 12, 2024 and November 13, 2024, (2) 433,348 shares of its Class A common stock underlying the Earnout Shares attributable to Legacy Oklo vested options, and (3) 12,500,000 shares of its Class A common stock underlying the Founder Shares where the related Vesting Triggering Events were met between November 5, 2024 and November 13, 2024 (collectively each Earnout Triggering Event and each Vesting Triggering Event are each “Triggering Event”). Each Triggering Event occurred by virtue of the Company’s trading price being equal to or greater than the per share price for each Triggering Event for 20 trading days within a 60 consecutive trading day period. An additional 300,000 shares of the Company’s Class A common stock that was eligible to be issued related to the Earnout Shares were forfeited for no consideration and no shares were issued.

Fair Value on a Non-Recurring Basis – The fair value of the Earnout Shares and Founder Shares at the Closing was estimated using the Company’s Class A common stock price discounted based on the probability of each Triggering Event being met, and thus represents a Level 2 fair value measurement as defined in ASC 820.

Business Combination

As part of the Business Combination, in the case of holders of Legacy Oklo options, each outstanding Legacy Oklo option was converted into an option to purchase, based on the Exchange Ratio (as described below), upon the same terms and conditions as were in effect with respect to the corresponding Legacy Oklo option immediately prior to the Closing, including with respect to vesting and termination-related provisions, a number of shares of Class A common stock (rounded down to the nearest whole share) equal to the product of (x) the number of Legacy Oklo common stock underlying such Legacy Oklo option immediately prior to the Closing and (y) the number of shares of Class A common stock issued in respect of each Legacy Oklo common stock in the Business Combination pursuant to the Merger Agreement, at an exercise price per share (rounded up to the nearest whole cent) equal to (A) the exercise price per Legacy Oklo common stock underlying such Legacy Oklo option immediately prior to the Closing divided by (B) the number of shares of Class A common stock issued in respect of each Legacy Oklo common stock in the Business Combination pursuant to the Merger Agreement.

Upon the terms and subject to the conditions set forth in the Merger Agreement, at the Closing, the adjustments giving effect to the Business Combination and related transactions are summarized below:

●	the Merger of Merger Sub, the wholly owned subsidiary of AltC, with and into Legacy Oklo, with Legacy Oklo as the surviving company;
●	each share of Legacy Oklo common stock, including shares of Legacy Oklo common stock issued upon the pre-Closing conversion of Legacy Oklo Preferred Stock and Legacy Oklo SAFEs, was automatically surrendered and no longer exists, and was exchanged, in the aggregate, for an amount equal to $10.00 per share of Class A common stock; and
●	the exchange of all outstanding vested and unvested Legacy Oklo stock options into stock options exercisable for shares of Class A common stock with the same terms except for the number of shares exercisable and the exercise price, each of which was adjusted using the Exchange Ratio.

At the Closing, each share of Legacy Oklo common stock issued and outstanding immediately prior to the Closing was automatically surrendered and exchanged for 78,996,459 shares of Class A common stock pursuant to the Restated Certificate of Incorporation (as further described in Note 11) and issued to the Company’s stockholders in exchange for all outstanding shares of Legacy Oklo common stock (including shares of Legacy Oklo common stock resulting from the conversion of Legacy Oklo Preferred Stock and Legacy Oklo SAFEs immediately prior to the Closing) at the exchange ratio of 6.062 (the “Exchange Ratio”) pursuant to the terms of the Merger Agreement. Further, 1,450,000 shares of Class A common stock were issued in exchange for AltC private placement shares held by the Sponsor pursuant to the Sponsor Agreement (the “AltC private placement shares”). A reserve was established for issuance up to: (i) 10,432,749 shares of Class A common stock in respect of the Legacy Oklo options assumed pursuant to the terms of the Merger Agreement; and (ii) 15,000,000 shares of Class A common stock for the potential future issuance of the Earnout Shares, as outlined above.

The total number of shares of the Company’s Class A common stock outstanding immediately following the Closing of the Business Combination consisted of the following:

Class A Common Stock (1)
Legacy Oklo stockholders (2)	78,996,459
Sponsor stockholders (as defined in Note 11) (3)	13,950,000
AltC public stockholders (as defined in Note 11) (4)	29,149,811
Total AltC stockholders	43,099,811
Total Class A common stock	122,096,270
(1)	The table does not include the 15,000,000 shares underlying the Earnout Shares and 10,432,749 shares underlying the Legacy Oklo options.
(2)	The table includes 70,588,565 shares issued to Legacy Oklo stockholders (consisting of (i) 39,923,611 shares issued to Legacy Oklo Preferred stockholders (for further details see Note 10) and 28,921,953 shares issued to Legacy Oklo common stockholders as of January 1, 2023 (determined by taking the 4,771,025 shares of Legacy Oklo outstanding common stock multiplied by the Exchange Ratio of 6.062), together totaling 68,845,564 shares that represent the retroactive application of the recapitalization), (ii) 1,345,625 shares issued to holders of Legacy Oklo options upon the exercise of options from January 1, 2024 through May 9,
2024 and (iii) 397,376 shares issued to holders of Legacy Oklo options upon the exercise of options during the year ended December 31, 2023), and 8,407,894 shares issued upon conversion of the Legacy Oklo SAFEs (for further details see Note 7) outstanding immediately before the Business Combination, together the 70,588,565 and 8,407,894 totaling 78,996,459.
(3)	The table includes 12,500,000 shares issued to the Sponsor representing the Founder Shares that will vest and no longer be subject to forfeiture pursuant to the applicable Vesting Triggering Event and 1,450,000 shares issued in exchange for AltC private placement shares held by the Sponsor pursuant to the Sponsor Agreement.
(4)	The AltC public stockholders represent the Class A common stock subject to redemption held by the AltC stockholders immediately before the Closing (for further details see Note 11).

Transaction Costs

Transaction costs consist of direct legal, consulting, audit and other fees related to the consummation of the Business Combination, in addition to the Founder Shares that were recorded as a transaction cost in APIC. These costs were initially capitalized as incurred and recorded in prepaid and other current assets as deferred issuance costs on the consolidated balance sheets. Upon the Closing and the issuance of the Earnout Shares during the year ended December 31, 2024, transaction costs directly related to the issuance of shares of Class A common stock and issuance of the Earnout Shares totaling $14,662 and $1,906, respectively, consisting of legal and professional fees, were recognized as an offset to APIC totaling $16,568 on the consolidated statements of stockholders’ equity (deficit).